RELATED PARTIES - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 10, 2014	Sep. 30, 2013	Mar. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Underwriters
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,000,000
Stock Issued During Period, Value Issued for Services (in usd per share)	$ 15
Major Stockholder | Management Service Fee
Related Party Transaction [Line Items]
Related party transaction amount		$ 263	$ 125					$ 75
Related party transaction, expiration period								5 years
General and administrative				$ 373	$ 513	$ 775	$ 500	$ 500